Financial instruments - fair values and risk management - Contractual maturities of financial liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amounts	$ 20,292	$ 28,507	$ 18,374
Contractual cash flows	20,099	28,515	18,430
3 months or less
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	19,017	26,886	17,246
Between 3 - 12 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	680	453	337
Between 1 - 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	402	1,176	847
Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amounts	1,303	1,934	1,111
Contractual cash flows	1,110	1,942	1,167
Lease liabilities | 3 months or less
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	28	313	32
Lease liabilities | Between 3 - 12 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	680	453	288
Lease liabilities | Between 1 - 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	402	1,176	847
Trade and other payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amounts	18,989	26,573	17,214
Contractual cash flows	18,989	26,573	17,214
Trade and other payables | 3 months or less
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	$ 18,989	$ 26,573	17,214
Loans from shareholders
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amounts			49
Contractual cash flows			49
Loans from shareholders | Between 3 - 12 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows			49
Previously reported
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amounts			20,759
Previously reported | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amounts			1,111
Previously reported | Trade and other payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amounts			19,599
Previously reported | Loans from shareholders
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amounts			$ 49